Shareholders' Equity (Tables)	12 Months Ended
Dec. 31, 2024
Schedule of retained earnings

	As of December 31,
	2023	2024
	RMB	RMB	US$
PRC statutory reserve funds	67,800	75,068	10,284
Unreserved retained losses	(680,902)	(1,307,645)	(179,147)
Total accumulated losses	(613,102)	(1,232,577)	(168,863)

Schedule of components of accumulated other comprehensive income

The components of accumulated other comprehensive income were as follows:

	Foreign currency translation adjustment	Unrealized gains on available- for sale Securities	Total
	RMB	RMB	RMB
Balance at December 31, 2021	88,350	(88)	88,262
Other comprehensive income before reclassification	263,371	—	263,371
Amount reclassified from accumulated other comprehensive income	—	—	—
Net current-period other comprehensive income	263,371	—	263,371
Other comprehensive income attribute to noncontrolling interests	2,315	—	2,315
Balance at December 31, 2022	354,036	(88)	353,948
Other comprehensive income/(loss) before reclassification	45,769	(43,494)	2,275
Amount reclassified from accumulated other comprehensive income	—	—	—
Net current-period other comprehensive income	45,769	(43,494)	2,275
Other comprehensive income attribute to noncontrolling interests	631	—	631
Balance at December 31, 2023	400,436	(43,582)	356,854
Other comprehensive income before reclassification	72,462	2,642	75,104
Amount reclassified from accumulated other comprehensive income	(23,417)	—	(23,417)
Net current-period other comprehensive income	49,045	2,642	51,687
Other comprehensive income attribute to noncontrolling interests	1,882	—	1,882
Balance at December 31, 2024	451,363	(40,940)	410,423
Balance at December 31, 2024, in US$	61,837	(5,609)	56,228